PGIM Strategic Bond Fund
Schedule of Investments  (unaudited)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 105.9%
Asset-Backed Securities 16.5%
Automobiles 1.2%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class D, 144A	3.040%	09/22/25		3,333	$3,310,226
Series 2022-05A, Class C, 144A	6.240	04/20/27		700	695,443
Series 2023-02A, Class C, 144A	6.180	10/20/27		500	495,289
Series 2023-08A, Class C, 144A	7.340	02/20/30		1,000	1,034,106

Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		808	813,330
Ford Credit Auto Owner Trust, Series 2023-02, Class D, 144A	6.600	02/15/36		1,200	1,210,858
Hertz Vehicle Financing III LP, Series 2021-02A, Class B, 144A	2.120	12/27/27		800	723,444
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784	01/25/28		397	402,278
Series 2021-01, Class E, 144A	2.365	09/25/28		19	18,862
Series 2021-02, Class F, 144A	4.393	12/26/28		600	591,918
Santander Bank Auto Credit-Linked Notes,
Series 2022-C, Class E, 144A	11.366	12/15/32		114	116,434
Series 2023-B, Class G, 144A	17.128	12/15/33		900	980,677

Santander Bank, NA, Series 2021-01A, Class D, 144A	5.004	12/15/31		600	595,658
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 144A	3.280	03/15/27		1,000	952,902
					11,941,425
Collateralized Loan Obligations 13.9%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2021-21A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	7.336(c)	10/20/34		7,500	7,517,834
Ares European CLO DAC (Ireland), Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	5.156(c)	04/15/30	EUR	4,450	4,776,073
Armada Euro CLO DAC (Ireland), Series 02A, Class A3, 144A	1.500	11/15/31	EUR	153	163,318
Battalion CLO Ltd. (Cayman Islands), Series 2021-17A, Class A1, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	6.846(c)	03/09/34		600	600,689
Bilbao CLO DAC (Ireland), Series 04A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	6.106(c)	04/15/36	EUR	5,900	6,332,956

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Carlyle Euro CLO DAC (Ireland),
Series 2017-02A, Class AA2R, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	5.128%(c)	08/15/30	EUR	5,000	$5,390,134
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.590(c)	03/15/32	EUR	8,250	8,875,780
Series 2021-02A, Class A2B, 144A	2.100	10/15/35	EUR	9,100	8,797,637
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	403	423,617
Series 23A, Class B1, 144A, 3 Month EURIBOR + 2.300% (Cap N/A, Floor 2.300%)	6.182(c)	04/25/36	EUR	12,750	13,917,424

Elevation CLO Ltd. (Cayman Islands), Series 2021-14A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	7.336(c)	10/20/34		4,500	4,517,041
Fidelity Grand Harbour CLO DAC (Ireland), Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	5.656(c)	10/15/34	EUR	9,000	9,672,825
HPC Investment Partners CLO, Series 2013-02RR, Class A2, 144A, 3 Month SOFR + 1.887% (Cap N/A, Floor 0.000%)	7.211(c)	10/20/29		750	750,140
Madison Park Euro Funding DAC (Ireland), Series 14A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	5.606(c)	07/15/32	EUR	8,050	8,645,097
MidOcean Credit CLO (Cayman Islands), Series 2018-08A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 0.000%)	7.237(c)	02/20/31		250	250,427
Ocean Trails CLO (Cayman Islands), Series 2020-09A, Class BR, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	7.340(c)	10/15/34		10,000	10,039,525
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2019-02A, Class A2R, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.290(c)	10/15/34		15,000	15,022,810
Rockford Tower CLO Ltd. (Cayman Islands), Series 2021-03A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	7.336(c)	10/20/34		8,700	8,715,373
St. Pauls CLO (Netherlands), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	8,500	8,302,378

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

St. Paul’s CLO DAC (Ireland), Series 04A, Class AR2B, 144A	1.870%	04/25/30	EUR	9,200	$9,256,200
TCW CLO Ltd. (Cayman Islands), Series 2017-01A, Class BRR, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.286(c)	10/29/34		6,000	6,014,389
					137,981,667
Consumer Loans 0.3%
OneMain Financial Issuance Trust, Series 2023-02A, Class D, 144A	7.520	09/15/36		2,600	2,666,386
Other 0.7%
Goodleap Sustainable Home Solutions Trust, Series 2023-03C, Class A, 144A	6.500	07/20/55		465	467,992
GoodLeap Sustainable Home Solutions Trust, Series 2024-01GS, Class A, 144A	6.250	06/20/57		900	892,080
Sierra Timeshare Receivables Funding LLC, Series 2023-02A, Class D, 144A	9.720	04/20/40		1,011	1,034,869
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)	8.239(c)	06/25/24		4,440	4,430,013
					6,824,954
Residential Mortgage-Backed Securities 0.3%
LSF11 Boson Investments Sarl Compartment 2 (Spain), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)	5.945(c)	11/25/60	EUR	120	124,214
Rathlin Residential DAC (Ireland), Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.805(c)	09/27/75	EUR	2,951	3,160,977
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	7.129(c)	03/15/26	EUR	269	248,550
					3,533,741

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Student Loans 0.1%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000%	10/25/48	522	$123,449
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month SOFR + 3.364% (Cap N/A, Floor 1.250%)	8.689(c)	11/29/24	1,044	1,044,220
				1,167,669

Total Asset-Backed Securities (cost $172,891,446)				164,115,842
Commercial Mortgage-Backed Securities 7.5%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A	3.100(cc)	05/15/35	4,900	3,744,860
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35	5,000	3,721,286
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35	100	72,426
BANK5,
Series 2023-05YR03, Class XD, IO, 144A	3.315(cc)	09/15/56	11,949	1,411,253
Series 2023-05YR04, Class XD, IO, 144A	3.534(cc)	12/15/56	10,349	1,336,225
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36	250	202,035
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38	250	209,305
Series 2019-C04, Class XB, IO	1.121(cc)	08/15/52	43,170	2,127,361

Benchmark Mortgage Trust, Series 2024-V05, Class XD, IO, 144A	2.973(cc)	01/10/57	13,473	1,556,687
BMO Mortgage Trust, Series 2024-05C04, Class XD, IO, 144A	3.004(cc)	05/15/57	16,130	1,810,418
BPR Trust, Series 2023-BRK02, Class C, 144A	8.335(cc)	10/05/38	3,800	3,880,769
Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month SOFR + 2.880% (Cap N/A, Floor 2.766%)	8.200(c)	11/15/37	1,769	1,768,277
DBGS Mortgage Trust,
Series 2018-BIOD, Class E, 144A, 1 Month SOFR + 1.996% (Cap N/A, Floor 1.700%)	7.313(c)	05/15/35	91	89,949
Series 2018-BIOD, Class F, 144A, 1 Month SOFR + 2.296% (Cap N/A, Floor 2.000%)	7.613(c)	05/15/35	320	313,840

DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	250	192,807

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.330%(cc)	03/25/26	1,025	$20,802
Series K066, Class X1, IO	0.743(cc)	06/25/27	7,153	128,939
Series K103, Class X1, IO	0.638(cc)	11/25/29	149,081	4,263,994

Greystone Commercial Capital Trust, Series 2021-03, Class A, 144A, 1 Month SOFR + 2.344% (Cap N/A, Floor 2.230%) (original cost $5,500,000; purchased 07/30/21)(f)	7.665(c)	08/01/24	5,500	5,471,293
GS Mortgage Securities Corp. Trust, Series 2021-IP, Class F, 144A, 1 Month SOFR + 4.664% (Cap N/A, Floor 4.550%)	9.981(c)	10/15/36	3,090	2,977,257
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class D, 144A	4.613(cc)	07/05/31	8,800	5,345,996
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	9,825	4,475,284
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36	20,580	18,188,670
Series 2019-MEAD, Class XA, IO, 144A	0.007(cc)	11/10/36	297,065	29,201
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	6.931(c)	03/15/36	772	724,715
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)	7.181(c)	03/15/36	400	372,375

Wells Fargo Commercial Mortgage Trust, Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	9.931(c)	05/15/31	11,200	10,211,833

Total Commercial Mortgage-Backed Securities (cost $88,779,084)				74,647,857
Corporate Bonds 50.3%
Advertising 0.1%
CMG Media Corp., Gtd. Notes, 144A	8.875	12/15/27	1,608	804,302
Aerospace & Defense 1.2%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.700	02/01/27	1,035	949,547
Sr. Unsec’d. Notes	3.950	08/01/59	1,500	944,564

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000%	02/15/28	2,750	$2,701,875
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	5,401	5,406,401

Embraer Netherlands Finance BV (Brazil), Gtd. Notes, 144A	7.000	07/28/30	1,865	1,936,103
				11,938,490
Agriculture 0.2%
Altria Group, Inc., Gtd. Notes	3.400	05/06/30	100	89,875
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	2,325	2,133,381
				2,223,256
Airlines 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29	1,925	1,855,892
Delta Air Lines, Inc., Sr. Unsec’d. Notes(a)	3.750	10/28/29	1,720	1,581,988
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	695	690,409
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	372	317,834
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	850	819,333
Sr. Sec’d. Notes, 144A	4.625	04/15/29	400	369,937
				5,635,393
Auto Manufacturers 0.7%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	875	719,458
Sr. Unsec’d. Notes	4.750	01/15/43	3,175	2,566,227

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.900	02/16/28	550	495,326
General Motors Co.,
Sr. Unsec’d. Notes	5.000	04/01/35	970	903,180

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
General Motors Co., (cont’d.)
Sr. Unsec’d. Notes	5.150%	04/01/38	1,250	$1,145,942

General Motors Financial Co., Inc., Sr. Unsec’d. Notes(a)	3.600	06/21/30	1,365	1,219,525
				7,049,658
Auto Parts & Equipment 0.7%
Adient Global Holdings Ltd., Gtd. Notes, 144A(a)	4.875	08/15/26	850	822,392
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	299	296,746
Gtd. Notes	6.500	04/01/27	950	943,980

Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	126	125,212
Dana, Inc., Sr. Unsec’d. Notes(a)	5.375	11/15/27	3,015	2,931,658
Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	3.625	06/28/31	1,190	943,819
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	200	201,679
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	1,075	981,441
				7,246,927
Banks 10.6%
Banco de Credito del Peru S.A. (Peru), Sub. Notes, 144A, MTN	3.250(ff)	09/30/31	1,315	1,201,943
Banco Mercantil del Norte SA (Mexico), Jr. Sub. Notes, 144A	6.625(ff)	01/24/32(oo)	1,395	1,252,850
Bangkok Bank PCL (Thailand), Sub. Notes, 144A	3.466(ff)	09/23/36	1,185	986,252
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	5,800	5,791,329
Sr. Unsec’d. Notes	2.592(ff)	04/29/31	2,820	2,416,509
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	1,605	1,348,294
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30	2,450	2,162,836
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,000	901,998

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645%(ff)	06/24/31	2,865	$2,404,992
Sr. Unsec’d. Notes	7.437(ff)	11/02/33	2,645	2,906,825

BNP Paribas SA (France), Sr. Non-Preferred Notes, 144A, MTN	3.052(ff)	01/13/31	2,020	1,767,617
Cassa Depositi e Prestiti SpA (Italy), Sr. Unsec’d. Notes, 144A	5.750	05/05/26	400	396,961
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	975	968,691
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	7,301	7,150,611
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	605	578,760
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	8,950	7,932,300

Discover Bank, Sr. Unsec’d. Notes	2.700	02/06/30	3,275	2,787,118
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	12.000	10/01/28	150	161,918
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	1,415	1,302,247
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	265	250,274
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,040	996,773

Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A	4.198(ff)	06/01/32	700	590,377
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	8,150	8,123,221
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	2,065	2,028,766
Jr. Sub. Notes, Series KK	3.650(ff)	06/01/26(oo)	18,000	16,980,877

Mizrahi Tefahot Bank Ltd. (Israel), Sub. Notes, 144A	3.077(ff)	04/07/31	2,545	2,332,314
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	3,780	3,582,080
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	5,500	5,295,388
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	6,820	5,747,072

Societe Generale SA (France), Sr. Non-Preferred Notes, 144A	6.066(ff)	01/19/35	3,000	3,002,123
Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 1 Month LIBOR + 4.500%	9.942(c)	09/30/24	3,145	3,134,834
Truist Financial Corp., Jr. Sub. Notes, Series N	4.800(ff)	09/01/24(oo)	710	697,138

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

U.S. Bancorp, Jr. Sub. Notes	3.700%(ff)	01/15/27(oo)	3,660	$3,259,699
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	6.537(ff)	08/12/33	2,915	3,056,271
VTB Bank OJSC Via VTB Capital SA (Russia), Sub. Notes	6.950	10/17/22(d)	2,240	112,000
Wells Fargo & Co., Sr. Unsec’d. Notes	3.068(ff)	04/30/41	3,150	2,312,792
				105,922,050
Beverages 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(h)	4.900	02/01/46	1,500	1,371,871
Building Materials 1.0%
Cemex SAB de CV (Mexico),
Gtd. Notes(a)	5.200	09/17/30	583	557,173
Gtd. Notes	5.450	11/19/29	1,917	1,870,034

Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	175	142,340
Griffon Corp., Gtd. Notes	5.750	03/01/28	515	498,058
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	448	439,180
Gtd. Notes, 144A	4.875	12/15/27	500	468,750

Sisecam UK PLC (Turkey), Gtd. Notes, 144A	8.250	05/02/29	2,140	2,179,590
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	2,125	2,053,982
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30	1,850	1,652,050
				9,861,157
Chemicals 0.9%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	3.375	09/01/31	575	483,422

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	4.500%	01/10/28		212	$188,415
Gtd. Notes, 144A	8.500	01/12/31		2,953	2,981,496

Chemours Co. (The), Gtd. Notes	5.375	05/15/27		1,050	995,761
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	3.750	06/23/31		200	169,224
Sr. Unsec’d. Notes, 144A	6.750	05/02/34		2,714	2,742,226

Sasol Financing USA LLC (South Africa), Gtd. Notes(a)	4.375	09/18/26		730	683,462
TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000	12/16/27		786	798,544
					9,042,550
Coal 0.1%
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.000	08/15/40		722	705,419
Commercial Services 0.9%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		878	841,985
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		54	54,000
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29		2,825	2,410,428
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		680	613,700
Sr. Sec’d. Notes, 144A	4.625	06/01/28		420	376,950

Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29		295	285,321
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27		1,000	946,108
Boost Newco Borrower LLC, Sr. Sec’d. Notes, 144A	7.500	01/15/31		200	207,255
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes	4.250	09/25/30	GBP	500	590,933
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200	11/01/46		100	81,375

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Gartner, Inc., Gtd. Notes, 144A(a)	4.500%	07/01/28	350	$333,280
United Rentals North America, Inc., Gtd. Notes	3.750	01/15/32	2,050	1,753,168
				8,494,503
Computers 0.1%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26	535	510,069
NCR Atleos Corp., Sr. Sec’d. Notes, 144A(a)	9.500	04/01/29	656	708,138
				1,218,207
Distribution/Wholesale 0.3%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	3,500	3,133,412
Diversified Financial Services 2.5%
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27	1,250	1,207,503
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270% (original cost $6,293,306; purchased 05/18/21)^(f)	7.705(c)	05/31/25	6,293	5,412,243
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	4.150	01/23/30	350	322,813
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	150	136,129
Gtd. Notes, 144A(a)	5.500	08/15/28	1,590	1,518,486
Gtd. Notes, 144A	6.000	01/15/27	800	788,925
OneMain Finance Corp.,
Gtd. Notes(a)	3.875	09/15/28	1,800	1,600,039
Gtd. Notes	4.000	09/15/30	750	637,495

PennyMac Financial Services, Inc., Gtd. Notes, 144A	4.250	02/15/29	1,800	1,612,967
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, EMTN	5.250	08/10/28	800	788,000

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

Sherwood Financing PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%	11/15/26	GBP	4,225	$4,534,608
Stifel Financial Corp., Sr. Unsec’d. Notes	4.000	05/15/30		6,525	5,972,085
					24,531,293
Electric 4.5%
Aydem Yenilenebilir Enerji A/S (Turkey),
Sr. Sec’d. Notes	7.750	02/02/27		1,510	1,462,662
Sr. Sec’d. Notes, 144A(a)	7.750	02/02/27		1,895	1,835,592
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28		670	631,423
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,775	2,578,950
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/31		1,175	1,084,799
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28		4,000	3,812,394

Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes	3.375	09/15/29		295	254,232
CMS Energy Corp., Jr. Sub. Notes	4.750(ff)	06/01/50		1,550	1,422,481
Dominion Energy, Inc., Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)		2,625	2,611,930
Electricidad Firme de Mexico Holdings SA de CV (Mexico),
Sr. Sec’d. Notes	4.900	11/20/26		537	513,338
Sr. Sec’d. Notes, 144A(a)	4.900	11/20/26		1,180	1,128,006
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		865	828,238
Sr. Unsec’d. Notes, 144A	7.125	02/11/25		1,155	1,149,225
Sr. Unsec’d. Notes, 144A, MTN	8.450	08/10/28		306	304,470
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		2,304	2,292,480

Light Servicos de Eletricidade SA/Light Energia SA (Brazil), Gtd. Notes, 144A	4.375	06/18/26(d)		2,000	1,065,000
Mong Duong Finance Holdings BV (Vietnam), Sr. Sec’d. Notes	5.125	05/07/29		1,075	1,017,728
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		225	220,557
Gtd. Notes, 144A	3.375	02/15/29		200	176,911
Gtd. Notes, 144A	3.625	02/15/31		3,525	3,019,937

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
NRG Energy, Inc., (cont’d.)
Gtd. Notes, 144A	3.875%	02/15/32		1,475	$1,263,809
Gtd. Notes, 144A	5.250	06/15/29		1,275	1,216,906
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		225	245,432

Pacific Gas & Electric Co., Sr. Sec’d. Notes	3.250	06/01/31		1,650	1,417,812
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia), Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	1,106	988,146
PG&E Corp., Sr. Sec’d. Notes(a)	5.250	07/01/30		546	520,339
Puget Energy, Inc., Sr. Sec’d. Notes(kk)	4.100	06/15/30		4,130	3,762,434
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		875	868,756
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		3,125	3,172,564
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		225	208,289
Gtd. Notes, 144A	5.000	07/31/27		405	391,520
Sr. Sec’d. Notes, 144A	3.550	07/15/24		750	747,468
Sr. Sec’d. Notes, 144A	3.700	01/30/27		3,105	2,944,868
					45,158,696
Electrical Components & Equipment 0.2%
WESCO Distribution, Inc.,
Gtd. Notes, 144A(a)	6.375	03/15/29		205	205,997
Gtd. Notes, 144A	6.625	03/15/32		160	161,175
Gtd. Notes, 144A	7.125	06/15/25		550	549,934
Gtd. Notes, 144A	7.250	06/15/28		1,200	1,222,836
					2,139,942
Electronics 0.1%
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31		665	573,643
Engineering & Construction 1.0%
AECOM, Gtd. Notes	5.125	03/15/27		500	486,350

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Engineering & Construction (cont’d.)
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875%	04/30/28		2,330	$2,183,647
Sr. Sec’d. Notes, 144A	5.500	10/31/46		938	794,955
Sr. Sec’d. Notes, 144A	5.500	07/31/47		6,142	5,174,635

TopBuild Corp., Gtd. Notes, 144A	4.125	02/15/32		1,050	916,314
					9,555,901
Entertainment 0.9%
Caesars Entertainment, Inc., Gtd. Notes, 144A(a)	4.625	10/15/29		1,050	948,602
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26		2,175	2,161,011
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%	12.750	11/30/27(d)	EUR	60	649
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	153	58,278
Sr. Sec’d. Notes, 144A	13.000	09/30/24	EUR	25	27,132
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625%	13.625	11/30/27(d)		271	2,712
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/27		325	325,000
Sr. Sec’d. Notes, 144A	6.500	02/15/25		200	199,720

Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29		475	441,944
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		3,125	2,976,341
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31		1,375	958,082
Warnermedia Holdings, Inc., Gtd. Notes	5.141	03/15/52		810	639,174
					8,738,645
Environmental Control 0.0%
GFL Environmental, Inc., Sr. Sec’d. Notes, 144A	6.750	01/15/31		210	214,331

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods 1.3%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500%	03/15/29		200	$178,709
Gtd. Notes, 144A	5.875	02/15/28		1,775	1,744,597

B&G Foods, Inc., Gtd. Notes	5.250	09/15/27		900	826,655
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	1,480	1,880,025
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	3,500	4,067,897
C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28		319	235,938
Ingles Markets, Inc., Sr. Unsec’d. Notes, 144A	4.000	06/15/31		350	300,892
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		450	405,224
Gtd. Notes, 144A	4.375	01/31/32		725	640,291

Pilgrim’s Pride Corp., Gtd. Notes(a)	4.250	04/15/31		2,000	1,801,382
Post Holdings, Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/32		590	587,210
					12,668,820
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		295	281,042
Sr. Unsec’d. Notes	5.875	08/20/26		496	479,071
					760,113
Healthcare-Products 0.2%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		675	615,442
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		150	141,443

Medline Borrower LP/Medline Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	6.250	04/01/29		300	300,588

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Products (cont’d.)
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500%	10/01/39	EUR	400	$313,353
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	275	198,986
					1,569,812
Healthcare-Services 1.2%
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		100	83,919
Gtd. Notes, 144A	4.625	06/01/30		2,500	2,240,067
HCA, Inc.,
Gtd. Notes	5.375	02/01/25		175	174,368
Gtd. Notes	5.875	02/15/26		200	200,307
Gtd. Notes	7.500	11/06/33		2,000	2,199,760
Gtd. Notes, MTN	7.750	07/15/36		1,500	1,692,004

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27		50	47,224
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25		1,150	1,153,555
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26		1,750	1,752,767
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29		325	301,657
Sr. Sec’d. Notes	4.375	01/15/30		875	805,351
Sr. Sec’d. Notes	4.625	06/15/28		825	785,310
					11,436,289
Home Builders 1.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29		675	605,238
Sr. Unsec’d. Notes, 144A	4.625	04/01/30		825	732,569
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		125	122,457
Gtd. Notes	7.250	10/15/29		3,233	3,229,828
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30		1,325	1,165,351
Gtd. Notes, 144A	6.250	09/15/27		275	267,795

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	5.000%	06/15/29	1,200	$1,073,940

Century Communities, Inc., Gtd. Notes, 144A	3.875	08/15/29	800	709,943
KB Home,
Gtd. Notes	4.000	06/15/31	615	543,076
Gtd. Notes	6.875	06/15/27	941	959,262

M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	800	759,992
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	4.625	03/01/30	3,575	3,257,719
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes	4.750	02/15/28	1,925	1,817,375
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	400	398,349
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	1,155	1,096,345
				16,739,239
Household Products/Wares 0.3%
ACCO Brands Corp., Gtd. Notes, 144A(a)	4.250	03/15/29	2,675	2,373,625
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada), Gtd. Notes, 144A	7.000	12/31/27	545	532,738
				2,906,363
Housewares 0.1%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.375	02/01/32	1,175	1,005,348
Insurance 0.0%
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900	09/15/44	75	66,420
Internet 0.4%
Prosus NV (China), Sr. Unsec’d. Notes, 144A	4.193	01/19/32	2,265	1,955,533

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Internet (cont’d.)
United Group BV (Slovenia),
Sr. Sec’d. Notes	4.000%	11/15/27	EUR	1,000	$1,050,936
Sr. Sec’d. Notes	4.625	08/15/28	EUR	500	526,081
					3,532,550
Iron/Steel 0.1%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29		975	972,902
Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A	9.250	10/01/28		450	473,062
					1,445,964
Leisure Time 0.5%
Carnival Corp., Gtd. Notes, 144A	6.000	05/01/29		225	219,870
Carnival Holdings Bermuda Ltd., Gtd. Notes, 144A	10.375	05/01/28		875	947,697
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26		350	343,000
Sr. Sec’d. Notes, 144A(a)	5.875	02/15/27		500	491,095
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30		125	128,906
Sr. Unsec’d. Notes, 144A	5.500	08/31/26		950	932,767

Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27		350	340,375
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29		1,500	1,433,190
					4,836,900
Lodging 0.7%
Gohl Capital Ltd. (Malaysia), Gtd. Notes	4.250	01/24/27		1,020	978,244
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.900	08/08/29		255	231,928
Marriott International, Inc., Sr. Unsec’d. Notes, Series FF	4.625	06/15/30		920	886,713

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Lodging (cont’d.)
MGM China Holdings Ltd. (Macau), Sr. Unsec’d. Notes, 144A(a)	4.750%	02/01/27		2,160	$2,057,638
MGM Resorts International,
Gtd. Notes(a)	4.750	10/15/28		1,500	1,402,760
Gtd. Notes	5.500	04/15/27		250	246,279
Gtd. Notes	5.750	06/15/25		50	49,881

Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	01/15/26		1,600	1,563,680
					7,417,123
Machinery-Diversified 0.0%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30		125	128,770
Media 2.4%
Altice Finco SA (Luxembourg), Sec’d. Notes	4.750	01/15/28	EUR	3,125	2,051,931
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32		3,225	2,558,089
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		1,300	1,047,822
Sr. Unsec’d. Notes, 144A(a)	4.250	01/15/34		900	672,827
Sr. Unsec’d. Notes, 144A(a)	5.375	06/01/29		1,350	1,209,512
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	04/01/38		100	86,335
Sr. Sec’d. Notes	5.750	04/01/48		500	419,986
Sr. Sec’d. Notes	6.384	10/23/35		1,515	1,477,901
Sr. Sec’d. Notes	6.484	10/23/45		50	46,088
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		1,480	866,917
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		475	199,428
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		4,000	1,723,568
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $4,702,938; purchased 07/18/19 - 09/16/20)(f)	6.625	08/15/27(d)		5,940	110,769
Sec’d. Notes, 144A (original cost $997,283; purchased 02/19/20)(f)	5.375	08/15/26(d)		1,000	18,150

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
Discovery Communications LLC,
Gtd. Notes	5.200%	09/20/47		645	$521,971
Gtd. Notes	5.300	05/15/49		2,220	1,800,684
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		225	89,478
Gtd. Notes	7.375	07/01/28		500	225,180
Gtd. Notes	7.750	07/01/26		4,570	2,926,569

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		525	527,354
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27		1,875	1,812,152
Sr. Sec’d. Notes, 144A	8.000	08/15/28		625	615,453
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.250	01/15/30	GBP	2,600	2,767,005
Sr. Sec’d. Notes	5.250	05/15/29	GBP	500	572,026
					24,347,195
Mining 1.0%
AngloGold Ashanti Holdings PLC (Australia), Gtd. Notes(a)	3.375	11/01/28		1,405	1,250,450
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27		300	293,694
Sec’d. Notes, 144A	9.375	03/01/29		210	219,057

Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		820	787,713
Hecla Mining Co., Gtd. Notes(a)	7.250	02/15/28		500	503,857
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28		1,710	1,763,437
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26		1,500	1,400,009
Yamana Gold, Inc. (Canada), Gtd. Notes	2.630	08/15/31		5,000	4,144,170
					10,362,387

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas 3.6%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250%	02/15/26	1,575	$1,589,636
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	3.750	01/15/30	150	137,163
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	2,950	295
Antero Resources Corp., Gtd. Notes, 144A	5.375	03/01/30	225	215,393
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	1,525	1,526,625
Gtd. Notes, 144A	9.000	11/01/27	1,004	1,259,387
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	825	843,113

BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)	638	625,240
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	475	470,669
Gtd. Notes, 144A	5.875	02/01/29	425	417,920

CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	1,100	1,101,215
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000	10/15/26	1,000	974,959
Gtd. Notes, 144A	8.375	07/01/28	200	210,136
Gtd. Notes, 144A	8.625	11/01/30	200	213,905
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32	470	479,589
Gtd. Notes, 144A	9.250	02/15/28	310	328,709
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30	1,000	953,750
Sr. Unsec’d. Notes	8.625	01/19/29	2,105	2,191,979

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	1,500	1,516,200
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26	1,222	1,159,372
Sr. Sec’d. Notes, 144A	5.375	03/30/28	1,688	1,523,631
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	675	652,009
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	675	646,639
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	700	690,840

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Leviathan Bond Ltd. (Israel), Sr. Sec’d. Notes, 144A	6.750%	06/30/30		990	$903,375
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29		1,180	1,142,641
Gtd. Notes, 144A	7.125	02/01/27		248	250,480

Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		650	667,330
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	730	889,264
Gtd. Notes, EMTN	6.250	12/14/26	GBP	775	979,214
Petroleos Mexicanos (Mexico),
Gtd. Notes	3.625	11/24/25	EUR	500	524,877
Gtd. Notes	4.750	02/26/29	EUR	500	475,615
Gtd. Notes	6.500	03/13/27		3,462	3,266,051
Gtd. Notes	6.500	01/23/29		100	90,440
Gtd. Notes	6.840	01/23/30		400	353,716
Gtd. Notes, EMTN	2.750	04/21/27	EUR	1,000	957,926
Gtd. Notes, EMTN	3.750	11/16/25	GBP	400	476,954
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,180	1,164,794

Preem Holdings AB (Sweden), Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	2,000	2,314,954
Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32		575	521,126
Gtd. Notes	5.375	02/01/29		500	482,469

Transocean, Inc., Gtd. Notes, 144A	8.000	02/01/27		235	235,294
					35,424,894
Packaging & Containers 0.2%
Ball Corp., Gtd. Notes	6.000	06/15/29		1,000	1,001,968
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28		1,000	928,002
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28		100	99,247
					2,029,217

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals 1.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes(h)	4.050%	11/21/39	1,355	$1,167,653
Sr. Unsec’d. Notes(h)	4.700	05/14/45	520	468,986
Sr. Unsec’d. Notes(h)	4.750	03/15/45	1,150	1,045,782
AdaptHealth LLC,
Gtd. Notes, 144A(a)	4.625	08/01/29	1,350	1,157,396
Gtd. Notes, 144A	6.125	08/01/28	575	550,273

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	40	29,133
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	1,250	708,463
Gtd. Notes, 144A	5.000	02/15/29	1,100	561,000
Gtd. Notes, 144A	5.250	01/30/30	1,175	581,625
Gtd. Notes, 144A	5.250	02/15/31	4,025	1,992,375
Gtd. Notes, 144A	6.250	02/15/29	1,250	662,500
Gtd. Notes, 144A	7.000	01/15/28	1,225	704,375
Sr. Sec’d. Notes, 144A	4.875	06/01/28	1,075	776,688

CVS Health Corp., Sr. Unsec’d. Notes	5.125	07/20/45	25	22,060
Mylan, Inc., Gtd. Notes	5.400	11/29/43	3,000	2,593,160
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	725	640,378
				13,661,847
Pipelines 1.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	01/15/28	2,800	2,743,188
Energy Transfer LP,
Jr. Sub. Notes, Series G(a)	7.125(ff)	05/15/30(oo)	2,900	2,834,684
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	655	643,204
Sr. Unsec’d. Notes	5.000	05/15/50	1,280	1,086,478
Sr. Unsec’d. Notes	5.300	04/15/47	5	4,412
Sr. Unsec’d. Notes	6.250	04/15/49	1,340	1,335,226

Enterprise Products Operating LLC, Gtd. Notes, Series D, 3 Month SOFR + 3.248%	8.574(c)	08/16/77	200	199,796
EQM Midstream Partners LP, Sr. Unsec’d. Notes, 144A	6.500	07/01/27	800	807,672

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

ONEOK, Inc., Gtd. Notes	4.950%	07/13/47	25	$21,369
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.550	12/15/29	1,600	1,454,499
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	1,485	1,444,593
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	225	213,809
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	1,250	1,194,682
Gtd. Notes, 144A	6.000	12/31/30	2,150	2,026,713

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.900	01/15/45	76	66,494
				16,076,819
Real Estate 0.6%
Agile Group Holdings Ltd. (China), Sr. Sec’d. Notes	6.050	10/13/25(d)	2,085	151,162
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	4,000	3,553,231
Gtd. Notes, 144A	5.375	08/01/28	920	871,216

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	2,000	1,778,620
				6,354,229
Real Estate Investment Trusts (REITs) 1.0%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30	1,590	1,463,943
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	2,000	1,445,201
Gtd. Notes	9.750	06/15/25	175	175,097
Sr. Unsec’d. Notes	4.750	02/15/28	1,750	1,439,938

GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.350	09/01/24	745	740,026
Healthpeak OP LLC, Gtd. Notes(a)	2.875	01/15/31	505	432,949
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	500	324,541

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
MPT Operating Partnership LP/MPT Finance Corp., (cont’d.)
Gtd. Notes(a)	5.000%	10/15/27	450	$368,878

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25	1,500	1,500,000
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	6.500	04/01/32	525	521,698
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26	345	331,899
Gtd. Notes, 144A	4.500	09/01/26	75	72,799
Gtd. Notes, 144A	4.625	06/15/25	440	434,323
Gtd. Notes, 144A	4.625	12/01/29	285	267,205
				9,518,497
Retail 1.2%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	4.000	10/15/30	1,350	1,174,405
AutoNation, Inc., Sr. Unsec’d. Notes	4.750	06/01/30	1,880	1,791,155
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24	2,900	2,887,284
Falabella SA (Chile), Sr. Unsec’d. Notes, 144A(a)	3.375	01/15/32	2,855	2,230,469
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes, 144A(a)	6.750	01/15/30	900	795,671
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	825	713,091
Gtd. Notes, 144A	3.875	10/01/31	750	622,644

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	6.750	03/01/32	250	245,435
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27	1,850	1,822,418
				12,282,572

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Semiconductors 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes	3.150%	05/01/27		675	$635,735
Gtd. Notes	3.400	05/01/30		875	785,917
					1,421,652
Telecommunications 3.7%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.550	09/15/55		1,250	839,711
Sr. Unsec’d. Notes	3.800	12/01/57		781	543,426
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $13,690; purchased 11/14/23)^(f)	0.000	12/31/30		12	14,466
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $14; purchased 11/14/23)^(f)	0.000	12/31/30		145	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $1,693; purchased 11/14/23)^(f)	0.000	12/31/30		1	333
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $8; purchased 11/14/23)^(f)	0.000	12/31/30		84	—

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl US (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $7,624,483; purchased 01/29/24 - 05/15/24)(f)	10.500	05/25/27		8,209	8,014,296
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500% (original cost $1,712,501; purchased 01/30/24 - 05/15/24)(f)	10.500	11/25/28		2,610	2,085,733
Eutelsat SA (France), Sr. Unsec’d. Notes, 144A	9.750	04/13/29	EUR	1,425	1,604,179
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500	03/15/30		2,800	2,632,000
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30		175	100,202
Sec’d. Notes, 144A	4.875	06/15/29		75	44,996
Sr. Sec’d. Notes, 144A	10.500	04/15/29		175	174,605
Sr. Sec’d. Notes, 144A	10.500	05/15/30		645	643,178
Sr. Sec’d. Notes, 144A	11.000	11/15/29		2,746	2,817,793

Lorca Telecom Bondco SA (Spain), Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	1,275	1,413,044

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Millicom International Cellular SA (Guatemala), Sr. Unsec’d. Notes, 144A(a)	4.500%	04/27/31		720	$615,690
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		3,000	3,590,591
TalkTalk Telecom Group Ltd. (United Kingdom), Gtd. Notes	3.875	02/20/25	GBP	4,900	5,663,680
T-Mobile USA, Inc., Gtd. Notes	4.375	04/15/40		1,850	1,609,244
Total Play Telecomunicaciones SA de CV (Mexico), Gtd. Notes, 144A	6.375	09/20/28		1,710	884,925
VEON Holdings BV (Netherlands), Sr. Unsec’d. Notes, EMTN	3.375	11/25/27		2,950	2,396,875
Viasat, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/15/25		1,025	994,970
Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes	4.000	01/31/29	GBP	550	602,193
					37,286,130
Transportation 0.2%
GN Bondco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31		1,375	1,250,171
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		86	83,982
XPO, Inc., Gtd. Notes, 144A	7.125	02/01/32		255	259,747
					1,593,900

Total Corporate Bonds (cost $559,859,881)					500,432,696
Floating Rate and Other Loans 2.4%
Auto Parts & Equipment 0.0%
Tenneco, Inc., Term A Loan, 3 Month SOFR + 4.850%	10.173(c)	11/17/28		393	380,770

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Commercial Services 0.1%
Adtalem Global Education, Inc., 2024 Repricing Term Loan, 1 Month SOFR + 3.500%	8.829%(c)	08/11/28		422	$422,980
Computers 0.2%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.750%	8.579(c)	03/01/29		1,891	1,890,426
Cosmetics/Personal Care 0.5%
Rainbow Midco Ltd. (United Kingdom), Term Loan, 3 Month EURIBOR + 7.750%^	19.407(c)	02/22/30	EUR	4,377	4,749,021
Insurance 0.1%
Asurion LLC,
New B-09 Term Loan, 1 Month SOFR + 3.364%	8.694(c)	07/31/27		631	619,368
New B-11 Term Loan, 1 Month SOFR + 4.350%	9.679(c)	08/21/28		698	692,418
					1,311,786
Media 0.2%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.817(c)	01/18/28		828	794,892
September 2019 Term Loan, 1 Month LIBOR + 2.500%	7.931(c)	04/15/27		871	688,086
Diamond Sports Group LLC,
Dip Term Loan	10.000	12/02/24		552	800,040
First Lien Term Loan, 1 Month SOFR + 10.100%	15.413(c)	05/25/26		89	84,114
Second Lien Term Loan	8.175	08/24/26(d)		2,332	43,732
					2,410,864
Metal Fabricate/Hardware 0.4%
Doncasters US Finance LLC, Initial Term Loan, 3 Month SOFR + 6.500%	11.826(c)	04/23/30		1,875	1,860,938
Tank Holding Corp.,
2023 Incremental Term Loan, 1 Month SOFR + 6.100%	11.429(c)	03/31/28		222	218,988

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Metal Fabricate/Hardware (cont’d.)
Tank Holding Corp., (cont’d.)
Delayed Draw Term Commitment, 1 Month SOFR + 6.100%	11.427%(c)	03/31/28		43	$42,473
Term Loan, 1 Month SOFR + 5.850%	11.179(c)	03/31/28		1,609	1,589,164
					3,711,563
Real Estate Investment Trusts (REITs) 0.1%
Blackstone Mortgage Trust, Inc., Term Loan, 1 Month SOFR + 2.364%	7.694(c)	04/23/26		749	732,308
Retail 0.6%
EG Finco Ltd. (United Kingdom), Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%	10.902(c)	04/30/27	EUR	5,890	5,854,105
Great Outdoors Group LLC, Term B-2 Loan, 1 Month SOFR + 3.864%	9.194(c)	03/06/28		368	368,585
					6,222,690
Telecommunications 0.2%
Digicel International Finance, Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 6.750%	12.075(c)	05/29/27		1,649	1,578,161
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.881(c)	04/15/29		75	72,391
Term B-2, 1 Month SOFR + 6.560%	11.881(c)	04/15/30		75	72,561
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	7.785(c)	04/15/29		25	17,405
Term B-2 Loan, 1 Month SOFR + 2.464%^	7.785(c)	04/15/30		26	17,625
Term Loan^	—(p)	06/01/28		23	18,039
					1,776,182

Total Floating Rate and Other Loans (cost $25,514,071)					23,608,590

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds 0.5%
Illinois 0.1%
State of Illinois, General Obligation Unlimited, Taxable(a)	5.100%	06/01/33	1,210	$1,184,835
Puerto Rico 0.4%
Commonwealth of Puerto Rico, General Obligation, Sub-Series C	0.000(cc)	11/01/43	6,232	3,847,194
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1	4.750	07/01/53	240	236,806
Revenue Bonds, Restructured, Series A-1	5.000	07/01/58	125	124,293
				4,208,293

Total Municipal Bonds (cost $5,126,846)				5,393,128
Residential Mortgage-Backed Securities 4.2%
Bayview Financing Trust, Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	9.324(c)	07/01/26	799	799,571
Bellemeade Re Ltd., Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.724(c)	09/25/31	900	901,853
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.424(c)	10/25/41	1,220	1,254,838
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.574(c)	03/25/42	1,000	1,113,557
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.424(c)	03/25/42	1,000	1,042,190
Series 2022-R07, Class 1B1, 144A, 30 Day Average SOFR + 6.800% (Cap N/A, Floor 0.000%)	12.124(c)	06/25/42	500	568,125
Series 2022-R08, Class 1B1, 144A, 30 Day Average SOFR + 5.600% (Cap N/A, Floor 5.600%)	10.924(c)	07/25/42	500	551,875

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Connecticut Avenue Securities Trust, (cont’d.)
Series 2022-R08, Class 1M2, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 3.600%)	8.924%(c)	07/25/42	635	$673,202
Series 2023-R01, Class 1M2, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	9.080(c)	12/25/42	300	321,716
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.824(c)	10/25/43	650	672,187

Fannie Mae Interest Strips, Series 422, Class C7, IO	3.500	11/25/35	2,776	330,637
Fannie Mae REMIC, Series 2018-80, Class GC	3.500	10/25/48	1,500	1,242,808
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA04, Class B1, 144A, 30 Day Average SOFR + 6.114% (Cap N/A, Floor 0.000%)	11.438(c)	08/25/50	1,172	1,342,916
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	10.124(c)	10/25/50	630	719,536
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.324(c)	12/25/50	3,240	3,503,995
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)	10.688(c)	09/25/50	883	990,657
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.724(c)	08/25/33	6,250	6,969,094
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.824(c)	10/25/33	100	112,125
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	8.374(c)	01/25/34	2,320	2,472,143
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	7.124(c)	11/25/41	310	312,733
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	7.174(c)	01/25/42	390	394,146

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.724%(c)	02/25/42		700	$717,442
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.674(c)	05/25/42		700	735,626
Government National Mortgage Assoc.,
Series 2016-69, Class B	3.000	05/20/46		3,039	2,613,454
Series 2019-137, Class IO, IO	3.000	11/20/49		4,107	637,823
Series 2019-159, Class IJ, IO	3.500	12/20/49		712	130,238

Home Re Ltd., Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)	7.088(c)	05/25/29		138	137,999
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.189(c)	01/25/48		82	79,983
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.224(c)	04/25/34		3,900	3,967,087
PMT Credit Risk Transfer Trust, Series 2019-02R, Class A, 144A, 1 Month SOFR + 3.864% (Cap N/A, Floor 2.750%)	9.193(c)	05/30/25		2,888	2,889,256
Radnor Re Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	9.024(c)	11/25/31		3,700	3,784,098
TFS (Spain), Series 2018-03^	0.000(s)	04/16/40	EUR	—(r)	1

Total Residential Mortgage-Backed Securities (cost $40,725,702)					41,982,911
Sovereign Bonds 3.3%
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		1,212	1,194,956
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.500	02/02/34		1,410	1,397,310

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.500%	02/22/29		1,635	$1,576,242
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		1,740	1,727,494

Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	900	806,861
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200	07/17/34	EUR	120	140,640
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	1,080	1,079,137
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	615	528,439
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	135	138,644
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	380	410,356
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	144	143,093
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	457	451,418
Sr. Unsec’d. Notes, 144A	5.750	12/31/32		87	81,115
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		1,865	1,825,294

Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		200	198,051
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.875	10/17/29		1,000	876,602
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		3,300	3,219,337

Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	3,800	4,218,312
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	4,453	4,633,144
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	1,095	1,005,693
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	1,006	821,083
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		508	402,976
Sr. Unsec’d. Notes, 144A(a)	6.250	05/26/28		425	429,152

Turkiye Government International Bond (Turkey), Sr. Unsec’d. Notes(a)	7.625	05/15/34		3,130	3,137,512
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	1,140	296,870
Sr. Unsec’d. Notes	7.750	09/01/24(d)		100	30,800

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ukraine Government International Bond (Ukraine), (cont’d.)
Sr. Unsec’d. Notes	7.750%	09/01/26(d)		430	$130,075
Sr. Unsec’d. Notes	8.994	02/01/26(d)		200	63,000
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	1,355	352,858
Sr. Unsec’d. Notes, 144A	7.750	09/01/24(d)		3,550	1,093,400
Sr. Unsec’d. Notes, 144A	7.750	09/01/25(d)		520	160,160
Sr. Unsec’d. Notes, 144A	8.994	02/01/26(d)		650	204,750

Total Sovereign Bonds (cost $39,788,768)					32,774,774
U.S. Government Agency Obligations 17.5%
Federal Home Loan Mortgage Corp.	2.500	03/01/51		1,887	1,536,150
Federal Home Loan Mortgage Corp.	2.500	07/01/51		1,495	1,213,072
Federal Home Loan Mortgage Corp.	2.500	07/01/51		2,060	1,671,318
Federal Home Loan Mortgage Corp.	2.500	08/01/51		2,733	2,215,850
Federal National Mortgage Assoc.(kk)	1.500	07/01/51		3,586	2,641,872
Federal National Mortgage Assoc.	2.000	TBA		64,500	49,749,802
Federal National Mortgage Assoc.	2.500	TBA		13,000	10,505,183
Federal National Mortgage Assoc.	2.500	TBA(tt)		14,500	11,706,557
Federal National Mortgage Assoc.	2.500	06/01/50		2,830	2,310,471
Federal National Mortgage Assoc.	2.500	03/01/51		2,950	2,400,189
Federal National Mortgage Assoc.	2.500	07/01/51		1,713	1,389,870
Federal National Mortgage Assoc.	3.000	TBA		68,000	57,172,466
Federal National Mortgage Assoc.	4.000	TBA		5,000	4,539,021
Federal National Mortgage Assoc.	4.000	05/01/52		2,466	2,241,826
Federal National Mortgage Assoc.	6.000	TBA		9,000	9,008,845
Federal National Mortgage Assoc.	6.000	TBA		11,500	11,515,794
Government National Mortgage Assoc.	2.500	03/20/51		2,589	2,162,596

Total U.S. Government Agency Obligations (cost $174,483,732)					173,980,882
U.S. Treasury Obligations 2.7%
U.S. Treasury Bonds(h)	2.375	02/15/42		4,989	3,588,962
U.S. Treasury Bonds(h)(kk)	3.125	02/15/43		4,825	3,863,016
U.S. Treasury Bonds(h)(k)(kk)	3.375	11/15/48		4,670	3,744,756
U.S. Treasury Strips Coupon	1.450(s)	08/15/42		305	125,300
U.S. Treasury Strips Coupon(h)(k)	1.912(s)	08/15/40		13,050	5,958,650
U.S. Treasury Strips Coupon	1.960(s)	05/15/41		785	345,032
U.S. Treasury Strips Coupon(k)	2.056(s)	11/15/38		110	55,516
U.S. Treasury Strips Coupon(k)	2.208(s)	05/15/39		830	406,797
U.S. Treasury Strips Coupon(k)	2.340(s)	02/15/43		5,160	2,067,830

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	2.341%(s)	02/15/40	5,135	$2,415,656
U.S. Treasury Strips Coupon(k)	2.423(s)	11/15/40	640	287,950
U.S. Treasury Strips Coupon	2.437(s)	05/15/44	2,230	842,522
U.S. Treasury Strips Coupon	3.081(s)	08/15/41	1,295	561,403
U.S. Treasury Strips Coupon	4.264(s)	11/15/41	3,380	1,442,837
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	170	52,474
U.S. Treasury Strips Coupon	4.650(s)	02/15/41	230	102,188
U.S. Treasury Strips Coupon	4.696(s)	05/15/38	260	134,672
U.S. Treasury Strips Coupon	4.727(s)	05/15/50	250	72,920
U.S. Treasury Strips Coupon	4.809(s)	02/15/42	75	31,597
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	480	146,719
U.S. Treasury Strips Coupon	5.356(s)	05/15/40	325	150,681
U.S. Treasury Strips Principal	2.060(s)	11/15/44	1,145	437,694

Total U.S. Treasury Obligations (cost $38,014,297)				26,835,172

	Shares
Common Stocks 0.6%
Chemicals 0.2%
TPC Group, Inc.*^	70,274	2,459,590
Electric Utilities 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)*^	677	12,186
Gas Utilities 0.1%
Ferrellgas Partners LP (Class B Stock)	5,838	1,006,252
Oil, Gas & Consumable Fuels 0.1%
Chesapeake Energy Corp.	11,102	1,009,505
Wireless Telecommunication Services 0.2%
Digicel International Finance Ltd. (Jamaica) (original cost $140,548; purchased 01/29/24 - 01/30/24)*^(f)	116,510	250,496
Intelsat Emergence SA (Luxembourg)*	44,407	1,629,737
		1,880,233

Total Common Stocks (cost $2,389,033)		6,367,766

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value
Preferred Stocks 0.4%
Electronic Equipment, Instruments & Components 0.4%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	3,925	$3,925,000
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica) (original cost $163,430; purchased 01/26/24 - 01/29/24)*^(f)	21,243	220,997

Total Preferred Stocks (cost $3,970,680)		4,145,997

Total Long-Term Investments (cost $1,151,543,540)		1,054,285,615

Short-Term Investments 13.7%
Affiliated Mutual Funds 13.7%
PGIM Core Government Money Market Fund (7-day effective yield 5.550%)(wb)	96,176,152	96,176,152
PGIM Institutional Money Market Fund (7-day effective yield 5.632%) (cost $40,171,897; includes $39,937,690 of cash collateral for securities on loan)(b)(wb)	40,215,218	40,191,089

Total Affiliated Mutual Funds (cost $136,348,049)		136,367,241
Options Purchased*~ 0.0%
(cost $215,919)		53,289

Total Short-Term Investments (cost $136,563,968)		136,420,530

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 119.6% (cost $1,288,107,508)		1,190,706,145
Options Written*~ (0.0)%
(premiums received $801,336)		(635,723)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 119.6% (cost $1,287,306,172)		1,190,070,422
Liabilities in excess of other assets(z) (19.6)%		(194,702,290)

Net Assets 100.0%		$995,368,132

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BMO—BMO Capital Markets
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
COP—Certificates of Participation
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
iBoxx—Bond Market Indices
ICE—Intercontinental Exchange
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
MUNIPSA—Municipal Swap Weekly Yield Index
OJSC—Open Joint-Stock Company
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
UAG—UBS AG
UBS—UBS Securities LLC
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $19,355,293 and 1.9% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $39,143,226; cash collateral of $39,937,690 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $27,149,894. The aggregate value of $21,598,776 is 2.2% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $14,500,000 is 1.5% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at May 31, 2024:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/20 (cost $185,419)	188	$186,094	$675	$—
Tank Holding Corp., Delayed Draw Term Commitment, 1.000%, Maturity Date 03/31/28 (cost $52,146)	53	52,140	—	(6)
		$238,234	$675	$(6)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs MXN	Call	DB	06/19/24	20.00		—	EUR	1,512	$563
Currency Option EUR vs PLN	Call	DB	06/06/24	4.60		—	EUR	3,019	—
Currency Option EUR vs ZAR	Call	CITI	07/01/24	25.00		—	EUR	749	46
Currency Option USD vs CNH	Call	MSI	12/20/24	7.25		—		3,049	31,044
Currency Option USD vs MXN	Call	BOA	06/06/24	19.50		—		1,512	2
Currency Option USD vs MXN	Call	BOA	06/28/24	20.00		—		1,503	147
Currency Option USD vs TRY	Call	BOA	06/06/24	40.00		—		1,512	1
Currency Option USD vs TRY	Call	BOA	06/21/24	42.00		—		3,024	257
Currency Option USD vs TRY	Call	BOA	02/21/25	85.00		—		756	3,011
Currency Option USD vs ZAR	Call	CITI	06/25/24	19.80		—		3,711	15,873

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs ZAR	Call	CITI	06/26/24	22.00		—		756	$205
Currency Option USD vs CLP	Put	MSI	06/18/24	800.00		—		3,015	14
Currency Option USD vs CNH	Put	MSI	12/20/24	6.00		—		3,049	97
Currency Option USD vs COP	Put	MSI	06/05/24	3,500.00		—		1,688	—
Currency Option USD vs COP	Put	DB	06/13/24	3,500.00		—		1,508	1
Currency Option USD vs COP	Put	CITI	06/26/24	3,400.00		—		2,990	6
Currency Option USD vs COP	Put	MSI	07/03/24	3,300.00		—		3,010	4
Currency Option USD vs COP	Put	MSI	07/18/24	3,300.00		—		1,512	11
Currency Option USD vs ZAR	Put	CITI	06/25/24	15.00		—		3,711	—
Currency Option USD vs ZAR	Put	CITI	07/29/24	15.50		—		2,099	14
Currency Option USD vs ZAR	Put	MSI	08/01/24	16.00		—		1,499	47
Total OTC Traded (cost $148,273)									$51,343

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.EUR.40.V1, 12/20/28	Put	MSI	06/19/24	0.70%	iTraxx.EUR.40. V1(Q)	1.00%(Q)	EUR	50,180	$1,946
(cost $67,646)
Total Options Purchased (cost $215,919)									$53,289

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs MXN	Call	DB	06/19/24	18.30	—	EUR	1,512	$(23,373)
Currency Option EUR vs PLN	Call	DB	06/06/24	4.31	—	EUR	3,019	(1,888)
Currency Option EUR vs ZAR	Call	CITI	07/01/24	20.50	—	EUR	749	(12,044)
Currency Option USD vs MXN	Call	BOA	06/28/24	17.10	—		1,503	(15,607)
Currency Option USD vs TRY	Call	BOA	06/21/24	32.90	—		3,024	(30,341)
Currency Option USD vs TRY	Call	BOA	02/21/25	42.00	—		756	(48,472)
Currency Option USD vs ZAR	Call	CITI	06/26/24	18.80	—		756	(13,635)
Currency Option USD vs CLP	Put	MSI	06/18/24	910.00	—		3,015	(27,967)
Currency Option USD vs CNH	Put	MSI	12/20/24	6.90	—		3,049	(10,555)
Currency Option USD vs COP	Put	MSI	06/05/24	3,900.00	—		1,688	(18,855)
Currency Option USD vs COP	Put	DB	06/13/24	3,825.00	—		1,508	(5,576)
Currency Option USD vs COP	Put	CITI	06/26/24	3,950.00	—		1,495	(36,183)
Currency Option USD vs COP	Put	CITI	06/26/24	4,000.00	—		1,495	(51,713)
Currency Option USD vs COP	Put	MSI	07/03/24	4,100.00	—		3,010	(170,916)
Currency Option USD vs COP	Put	MSI	07/18/24	3,875.00	—		1,512	(21,598)
Currency Option USD vs ZAR	Put	CITI	06/25/24	18.80	—		3,711	(55,478)
Currency Option USD vs ZAR	Put	CITI	07/29/24	18.60	—		2,099	(30,799)
Currency Option USD vs ZAR	Put	MSI	08/01/24	19.35	—		1,499	(56,670)
Total OTC Traded (premiums received $720,112)								$(631,670)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.41.V1, 12/20/28	Put	JPM	06/20/24	0.65%	1.00%(Q)	CDX.NA.IG.41. V1(Q)	65,240	$(4,051)
GS_21-PJA††^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	44,920	(2)
Total OTC Swaptions (premiums received $81,224)								$(4,053)
Total Options Written (premiums received $801,336)								$(635,723)
††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

Futures contracts outstanding at May 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
142	3 Month CME SOFR	Sep. 2024	$33,606,075	$(13,572)
908	2 Year U.S. Treasury Notes	Sep. 2024	184,962,438	(73,197)
700	5 Year U.S. Treasury Notes	Sep. 2024	74,057,816	(155,507)
499	10 Year U.S. Treasury Notes	Sep. 2024	54,289,643	(222,760)
543	10 Year U.S. Ultra Treasury Notes	Sep. 2024	60,832,969	(368,061)
				(833,097)
Short Positions:
202	5 Year Euro-Bobl	Sep. 2024	25,291,192	(45,123)
56	10 Year Euro-Bund	Jun. 2024	7,859,061	160,319
316	20 Year U.S. Treasury Bonds	Sep. 2024	36,675,750	377,858
117	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	14,325,188	202,022
26	Euro Schatz Index	Sep. 2024	2,968,957	(1,149)
				693,927
				$(139,170)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Forward foreign currency exchange contracts outstanding at May 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 06/04/24	DB	BRL	35,848	$6,959,633	$6,824,426	$—	$(135,207)
Expiring 06/04/24	GSI	BRL	8,233	1,620,000	1,567,387	—	(52,613)
Expiring 06/04/24	MSI	BRL	8,428	1,640,000	1,604,471	—	(35,529)
Expiring 07/02/24	GSI	BRL	52,509	10,100,404	9,965,604	—	(134,800)
British Pound,
Expiring 07/19/24	JPM	GBP	3,212	4,025,288	4,093,545	68,257	—
Chilean Peso,
Expiring 06/21/24	BARC	CLP	725,889	792,000	790,395	—	(1,605)
Expiring 06/21/24	CITI	CLP	784,349	828,500	854,051	25,551	—
Expiring 06/21/24	CITI	CLP	780,778	828,500	850,162	21,662	—
Expiring 06/21/24	MSI	CLP	1,643,327	1,808,000	1,789,362	—	(18,638)
Expiring 06/21/24	MSI	CLP	1,542,826	1,629,000	1,679,929	50,929	—
Chinese Renminbi,
Expiring 06/20/24	HSBC	CNH	19,941	2,754,000	2,749,511	—	(4,489)
Colombian Peso,
Expiring 06/20/24	BNP	COP	4,619,459	1,166,430	1,191,401	24,971	—
Expiring 06/20/24	BOA	COP	5,885,733	1,494,000	1,517,984	23,984	—
Expiring 06/20/24	CITI	COP	18,963,056	4,761,237	4,890,746	129,509	—
Expiring 06/20/24	MSI	COP	6,637,722	1,688,000	1,711,929	23,929	—
Expiring 06/20/24	UAG	COP	6,598,590	1,674,000	1,701,837	27,837	—
Czech Koruna,
Expiring 07/19/24	BARC	CZK	39,317	1,709,000	1,728,846	19,846	—
Expiring 07/19/24	BARC	CZK	22,060	969,840	970,028	188	—
Expiring 07/19/24	BARC	CZK	17,449	769,160	767,262	—	(1,898)
Expiring 07/19/24	BNP	CZK	32,389	1,400,256	1,424,233	23,977	—
Expiring 07/19/24	DB	CZK	39,650	1,739,000	1,743,480	4,480	—
Expiring 07/19/24	MSI	CZK	40,069	1,706,000	1,761,925	55,925	—
Euro,
Expiring 07/19/24	HSBC	EUR	695	746,057	755,806	9,749	—
Expiring 07/19/24	MSI	EUR	1,130	1,208,174	1,229,129	20,955	—
Hungarian Forint,
Expiring 07/19/24	CITI	HUF	627,028	1,686,000	1,742,878	56,878	—
Expiring 07/19/24	CITI	HUF	566,010	1,576,000	1,573,273	—	(2,727)
Expiring 07/19/24	JPM	HUF	581,630	1,580,000	1,616,688	36,688	—
Expiring 07/19/24	UAG	HUF	570,469	1,565,000	1,585,666	20,666	—
Indian Rupee,
Expiring 06/20/24	BOA	INR	237,659	2,845,000	2,846,746	1,746	—
Expiring 06/20/24	BOA	INR	215,327	2,580,000	2,579,241	—	(759)
Expiring 06/20/24	HSBC	INR	241,611	2,888,000	2,894,076	6,076	—
Expiring 06/20/24	JPM	INR	384,188	4,624,400	4,601,907	—	(22,493)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Forward foreign currency exchange contracts outstanding at May 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 06/20/24	JPM	INR	214,070	$2,563,000	$2,564,192	$1,192	$—
Expiring 06/20/24	MSI	INR	220,871	2,647,000	2,645,650	—	(1,350)
Indonesian Rupiah,
Expiring 06/20/24	BOA	IDR	24,176,368	1,492,000	1,485,905	—	(6,095)
Expiring 06/20/24	BOA	IDR	23,565,432	1,518,000	1,448,356	—	(69,644)
Expiring 06/20/24	MSI	IDR	168,688,000	10,862,633	10,367,743	—	(494,890)
Japanese Yen,
Expiring 07/19/24	GSI	JPY	106,484	697,000	682,239	—	(14,761)
Mexican Peso,
Expiring 06/20/24	BOA	MXN	183,561	10,844,596	10,783,908	—	(60,688)
Expiring 06/20/24	BOA	MXN	33,402	1,974,000	1,962,332	—	(11,668)
Expiring 06/20/24	BOA	MXN	29,560	1,739,000	1,736,581	—	(2,419)
New Taiwanese Dollar,
Expiring 06/20/24	BOA	TWD	88,862	2,790,000	2,734,409	—	(55,591)
Expiring 06/20/24	BOA	TWD	84,208	2,641,000	2,591,222	—	(49,778)
Expiring 06/20/24	HSBC	TWD	80,152	2,524,000	2,466,408	—	(57,592)
Expiring 06/20/24	MSI	TWD	104,914	3,313,000	3,228,362	—	(84,638)
Expiring 06/20/24	MSI	TWD	95,350	2,986,000	2,934,065	—	(51,935)
Expiring 06/20/24	SCB	TWD	92,475	2,940,000	2,845,594	—	(94,406)
Peruvian Nuevo Sol,
Expiring 06/20/24	BOA	PEN	3,333	900,000	894,510	—	(5,490)
Expiring 06/20/24	SCB	PEN	6,047	1,636,351	1,622,658	—	(13,693)
Philippine Peso,
Expiring 06/20/24	CITI	PHP	387,630	6,997,557	6,622,334	—	(375,223)
Expiring 06/20/24	CITI	PHP	94,360	1,667,000	1,612,055	—	(54,945)
Expiring 06/20/24	CITI	PHP	69,914	1,221,200	1,194,418	—	(26,782)
Expiring 06/20/24	HSBC	PHP	69,997	1,225,800	1,195,845	—	(29,955)
Expiring 06/20/24	JPM	PHP	165,131	2,913,000	2,821,122	—	(91,878)
Expiring 06/20/24	MSI	PHP	455,044	8,222,316	7,774,044	—	(448,272)
Expiring 06/20/24	SCB	PHP	186,517	3,299,000	3,186,493	—	(112,507)
Expiring 06/20/24	SCB	PHP	138,316	2,498,000	2,363,007	—	(134,993)
Polish Zloty,
Expiring 07/19/24	BARC	PLN	6,499	1,634,169	1,648,804	14,635	—
Expiring 07/19/24	MSI	PLN	7,957	1,991,000	2,018,523	27,523	—
Singapore Dollar,
Expiring 06/20/24	BNP	SGD	936	699,000	693,335	—	(5,665)
Expiring 06/20/24	CITI	SGD	7,344	5,432,000	5,440,759	8,759	—
Expiring 06/20/24	MSI	SGD	3,962	2,931,000	2,934,749	3,749	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Forward foreign currency exchange contracts outstanding at May 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 06/20/24	BNP	ZAR	96,901	$5,138,959	$5,149,733	$10,774	$—
Expiring 06/20/24	DB	ZAR	26,970	1,415,000	1,433,328	18,328	—
Expiring 06/20/24	GSI	ZAR	85,759	4,570,009	4,557,586	—	(12,423)
South Korean Won,
Expiring 06/20/24	BOA	KRW	3,380,612	2,479,000	2,447,267	—	(31,733)
Expiring 06/20/24	BOA	KRW	2,494,199	1,839,000	1,805,582	—	(33,418)
Expiring 06/20/24	BOA	KRW	2,006,123	1,516,000	1,452,257	—	(63,743)
Thai Baht,
Expiring 06/20/24	MSI	THB	54,952	1,517,000	1,496,089	—	(20,911)
Turkish Lira,
Expiring 06/03/24	BARC	TRY	24,962	746,000	772,599	26,599	—
Expiring 06/03/24	BNP	TRY	24,657	756,000	763,160	7,160	—
Expiring 07/03/24	BARC	TRY	52,731	1,530,000	1,587,794	57,794	—
Expiring 07/03/24	BNP	TRY	25,806	755,000	777,035	22,035	—
Expiring 07/10/24	UAG	TRY	67,179	1,966,000	2,008,540	42,540	—
Expiring 07/17/24	JPM	TRY	39,172	1,143,500	1,162,965	19,465	—
Expiring 07/17/24	SCB	TRY	39,167	1,143,500	1,162,812	19,312	—
Expiring 07/24/24	BARC	TRY	52,283	1,541,317	1,541,388	71	—
				$196,215,786	$194,221,681	933,739	(2,927,844)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 06/04/24	GSI	BRL	52,509	$10,129,143	$9,996,283	$132,860	$—
British Pound,
Expiring 07/19/24	JPM	GBP	142	177,830	181,033	—	(3,203)
Expiring 07/19/24	SCB	GBP	24,539	31,191,734	31,276,470	—	(84,736)
Chilean Peso,
Expiring 06/21/24	BARC	CLP	681,743	756,000	742,326	13,674	—
Expiring 06/21/24	MSI	CLP	2,311,812	2,355,000	2,517,251	—	(162,251)
Expiring 06/21/24	MSI	CLP	960,070	983,000	1,045,387	—	(62,387)
Expiring 06/21/24	TD	CLP	2,484,768	2,619,681	2,705,577	—	(85,896)
Chinese Renminbi,
Expiring 06/20/24	CITI	CNH	23,754	3,280,000	3,275,310	4,690	—
Expiring 06/20/24	CITI	CNH	19,820	2,750,000	2,732,852	17,148	—
Expiring 06/20/24	HSBC	CNH	40,634	5,614,734	5,602,758	11,976	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Forward foreign currency exchange contracts outstanding at May 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 06/20/24	HSBC	CNH	20,322	$2,808,000	$2,802,096	$5,904	$—
Expiring 06/20/24	HSBC	CNH	20,193	2,802,000	2,784,240	17,760	—
Expiring 06/20/24	HSBC	CNH	19,992	2,771,000	2,756,608	14,392	—
Expiring 06/20/24	HSBC	CNH	19,736	2,738,000	2,721,212	16,788	—
Expiring 06/20/24	JPM	CNH	23,324	3,252,000	3,215,940	36,060	—
Expiring 06/20/24	JPM	CNH	19,733	2,717,000	2,720,878	—	(3,878)
Expiring 06/20/24	MSI	CNH	20,092	2,780,000	2,770,391	9,609	—
Colombian Peso,
Expiring 06/20/24	BNP	COP	9,294,950	2,376,000	2,397,253	—	(21,253)
Expiring 06/20/24	BOA	COP	6,351,490	1,640,000	1,638,108	1,892	—
Expiring 06/20/24	CITI	COP	8,566,984	2,225,000	2,209,504	15,496	—
Czech Koruna,
Expiring 07/19/24	BARC	CZK	154,184	6,531,953	6,779,796	—	(247,843)
Expiring 07/19/24	BARC	CZK	39,297	1,655,000	1,727,949	—	(72,949)
Expiring 07/19/24	CITI	CZK	66,140	2,798,197	2,908,294	—	(110,097)
Expiring 07/19/24	MSI	CZK	106,684	4,481,297	4,691,116	—	(209,819)
Euro,
Expiring 07/19/24	BNP	EUR	43,282	46,247,208	47,069,132	—	(821,924)
Expiring 07/19/24	BOA	EUR	41,200	44,492,290	44,804,371	—	(312,081)
Expiring 07/19/24	HSBC	EUR	1,400	1,494,269	1,522,486	—	(28,217)
Expiring 07/19/24	HSBC	EUR	695	747,076	755,805	—	(8,729)
Expiring 07/19/24	SSB	EUR	37,328	40,709,581	40,593,671	115,910	—
Hungarian Forint,
Expiring 07/19/24	BARC	HUF	977,477	2,624,029	2,716,978	—	(92,949)
Expiring 07/19/24	GSI	HUF	2,055,649	5,685,775	5,713,848	—	(28,073)
Expiring 07/19/24	GSI	HUF	977,477	2,622,339	2,716,978	—	(94,639)
Expiring 07/19/24	HSBC	HUF	544,348	1,493,615	1,513,060	—	(19,445)
Indian Rupee,
Expiring 06/20/24	BARC	INR	224,338	2,683,000	2,687,176	—	(4,176)
Expiring 06/20/24	JPM	INR	227,780	2,740,000	2,728,412	11,588	—
Expiring 06/20/24	JPM	INR	223,165	2,684,000	2,673,131	10,869	—
Expiring 06/20/24	JPM	INR	217,648	2,605,000	2,607,042	—	(2,042)
Indonesian Rupiah,
Expiring 06/20/24	CITI	IDR	20,617,821	1,302,000	1,267,193	34,807	—
Expiring 06/20/24	HSBC	IDR	43,186,056	2,680,000	2,654,261	25,739	—
Expiring 06/20/24	MSI	IDR	42,773,830	2,629,000	2,628,925	75	—
Japanese Yen,
Expiring 07/19/24	GSI	JPY	113,432	752,000	726,757	25,243	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Forward foreign currency exchange contracts outstanding at May 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 06/20/24	BOA	MXN	26,552	$1,533,000	$1,559,893	$—	$(26,893)
Expiring 06/20/24	BOA	MXN	25,713	1,501,000	1,510,597	—	(9,597)
Expiring 06/20/24	GSI	MXN	36,781	2,189,000	2,160,815	28,185	—
Expiring 06/20/24	GSI	MXN	16,113	963,500	946,588	16,912	—
Expiring 06/20/24	JPM	MXN	16,170	963,500	949,969	13,531	—
Expiring 06/20/24	SSB	MXN	32,518	1,929,000	1,910,371	18,629	—
New Taiwanese Dollar,
Expiring 06/20/24	BOA	TWD	94,866	2,910,000	2,919,176	—	(9,176)
Expiring 06/20/24	BOA	TWD	38,318	1,177,700	1,179,094	—	(1,394)
Expiring 06/20/24	CITI	TWD	65,025	2,008,744	2,000,923	7,821	—
Expiring 06/20/24	GSI	TWD	406,507	13,026,552	12,508,849	517,703	—
Expiring 06/20/24	HSBC	TWD	67,085	2,061,300	2,064,312	—	(3,012)
New Zealand Dollar,
Expiring 07/19/24	CITI	NZD	744	450,305	457,278	—	(6,973)
Peruvian Nuevo Sol,
Expiring 06/20/24	BARC	PEN	5,330	1,408,342	1,430,439	—	(22,097)
Expiring 06/20/24	CITI	PEN	9,404	2,554,364	2,523,495	30,869	—
Expiring 06/20/24	CITI	PEN	8,320	2,221,000	2,232,859	—	(11,859)
Expiring 06/20/24	SCB	PEN	7,681	2,059,000	2,061,236	—	(2,236)
Philippine Peso,
Expiring 06/20/24	BOA	PHP	169,690	2,932,000	2,899,005	32,995	—
Expiring 06/20/24	BOA	PHP	137,210	2,371,000	2,344,116	26,884	—
Expiring 06/20/24	BOA	PHP	50,985	872,190	871,032	1,158	—
Expiring 06/20/24	CITI	PHP	139,843	2,500,000	2,389,094	110,906	—
Expiring 06/20/24	CITI	PHP	50,561	867,600	863,795	3,805	—
Expiring 06/20/24	HSBC	PHP	148,730	2,581,000	2,540,932	40,068	—
Expiring 06/20/24	HSBC	PHP	103,674	1,770,810	1,771,186	—	(376)
Expiring 06/20/24	JPM	PHP	80,381	1,399,079	1,373,236	25,843	—
Expiring 06/20/24	SCB	PHP	231,675	4,001,921	3,957,980	43,941	—
Expiring 06/20/24	SCB	PHP	141,929	2,464,000	2,424,738	39,262	—
Expiring 06/20/24	SCB	PHP	134,516	2,335,000	2,298,093	36,907	—
Expiring 06/20/24	SCB	PHP	89,288	1,542,400	1,525,412	16,988	—
Polish Zloty,
Expiring 07/19/24	BARC	PLN	8,145	2,040,000	2,066,283	—	(26,283)
Singapore Dollar,
Expiring 06/20/24	BOA	SGD	3,732	2,772,000	2,764,345	7,655	—
Expiring 06/20/24	JPM	SGD	3,436	2,526,000	2,545,586	—	(19,586)
Expiring 06/20/24	JPM	SGD	2,923	2,152,000	2,165,673	—	(13,673)
Expiring 06/20/24	MSI	SGD	5,691	4,273,994	4,216,232	57,762	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Forward foreign currency exchange contracts outstanding at May 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 06/20/24	MSI	SGD	3,621	$2,702,000	$2,682,739	$19,261	$—
Expiring 06/20/24	SSB	SGD	4,356	3,233,000	3,226,624	6,376	—
South African Rand,
Expiring 06/20/24	DB	ZAR	5,589	295,000	297,012	—	(2,012)
Expiring 06/20/24	HSBC	ZAR	38,492	2,078,000	2,045,648	32,352	—
Expiring 06/20/24	HSBC	ZAR	31,897	1,714,850	1,695,124	19,726	—
South Korean Won,
Expiring 06/20/24	CITI	KRW	6,237,305	4,759,050	4,515,263	243,787	—
Expiring 06/20/24	HSBC	KRW	3,909,028	2,921,000	2,829,794	91,206	—
Expiring 06/20/24	HSBC	KRW	3,224,015	2,398,000	2,333,904	64,096	—
Expiring 06/20/24	HSBC	KRW	2,737,760	1,979,000	1,981,899	—	(2,899)
Expiring 06/20/24	MSI	KRW	2,460,409	1,822,000	1,781,120	40,880	—
Expiring 06/20/24	MSI	KRW	2,026,257	1,517,000	1,466,832	50,168	—
Thai Baht,
Expiring 06/20/24	GSI	THB	104,706	2,911,000	2,850,664	60,336	—
Expiring 06/20/24	GSI	THB	73,304	1,998,000	1,995,726	2,274	—
Expiring 06/20/24	JPM	THB	70,473	1,985,000	1,918,673	66,327	—
Expiring 06/20/24	MSI	THB	206,450	5,816,722	5,620,700	196,022	—
Turkish Lira,
Expiring 06/03/24	BARC	TRY	49,619	1,531,918	1,535,760	—	(3,842)
				$383,642,592	$383,787,972	2,493,115	(2,638,495)
						$3,426,854	$(5,566,339)
Credit default swap agreements outstanding at May 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA††	06/14/24	0.500%(T)	29,554	*	$19,674	$(184)	$19,858	GSI
††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Credit default swap agreements outstanding at May 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
ADT Security Corp.	06/20/29	5.000%(Q)		920	$(163,926)		$(147,265)		$(16,661)		GSI
Antero Resources Corp.	06/20/29	5.000%(Q)		920	(181,442)		(162,573)		(18,869)		GSI
Arab Republic of Egypt	06/20/30	1.000%(Q)		900	187,814		205,466		(17,652)		GSI
Bombardier, Inc.	06/20/29	5.000%(Q)		920	(133,765)		(105,758)		(28,007)		GSI
Caesars Entertainment, Inc.	06/20/29	5.000%(Q)		920	(130,713)		(118,241)		(12,472)		GSI
Chesapeake Energy Corp.	06/20/29	5.000%(Q)		920	(187,131)		(175,875)		(11,256)		GSI
Cleveland-Cliffs, Inc.	06/20/29	5.000%(Q)		920	(133,426)		(122,611)		(10,815)		GSI
EQM Midstream Partners LP	06/20/29	5.000%(Q)		920	(181,201)		(168,713)		(12,488)		GSI
Frontier Communications Holdings LLC	06/20/29	5.000%(Q)		920	(63,691)		(39,468)		(24,223)		GSI
Gazprom PAO	06/20/24	1.000%(Q)		1,515	8,147		25,310		(17,163)		BARC
Genworth Holdings, Inc.	06/20/29	5.000%(Q)		920	(171,751)		(153,248)		(18,503)		GSI
GFL Environmental, Inc.	06/20/29	5.000%(Q)		920	(163,765)		(155,102)		(8,663)		GSI
Hilton Domestic Operating Co., Inc.	06/20/29	5.000%(Q)		920	(174,091)		(164,455)		(9,636)		GSI
HUB International Ltd.	06/20/29	5.000%(Q)		920	(151,765)		(132,792)		(18,973)		GSI
Louisiana-Pacific Corp.	06/20/29	5.000%(Q)		920	(187,443)		(172,044)		(15,399)		GSI
Medline Borrower LP	06/20/29	5.000%(Q)		920	(152,421)		(139,080)		(13,341)		GSI
Murphy Oil Corp.	06/20/29	1.000%(Q)		920	(3,392)		4,013		(7,405)		GSI
Organon & Co.	06/20/29	5.000%(Q)		920	(135,601)		(118,241)		(17,360)		GSI
PG&E Corp.	06/20/29	5.000%(Q)		920	(156,541)		(143,158)		(13,383)		GSI
Post Holdings, Inc.	06/20/29	5.000%(Q)		920	(156,649)		(148,640)		(8,009)		GSI
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,475	(51,938)		(39,511)		(12,427)		BARC
Safeway, Inc.	06/20/29	5.000%(Q)		920	(191,261)		(175,875)		(15,386)		GSI
Standard Building Solutions, Inc.	06/20/29	5.000%(Q)		920	(181,309)		(164,455)		(16,854)		GSI
Tenet Healthcare Corp.	06/20/29	5.000%(Q)		920	(161,673)		(150,479)		(11,194)		GSI
Uber Technologies, Inc.	06/20/29	5.000%(Q)		920	(181,751)		(167,764)		(13,987)		GSI
United Mexican States	06/20/24	1.000%(Q)		2,340	(5,909)		26		(5,935)		BARC
United Mexican States	12/20/24	1.000%(Q)		180	(1,218)		140		(1,358)		CITI

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Credit default swap agreements outstanding at May 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
United Rentals North America, Inc.	06/20/29	5.000%(Q)	920	$(175,314)		$(163,513)		$(11,801)		GSI
Venture Global LNG, Inc.	06/20/29	5.000%(Q)	920	(129,454)		(115,202)		(14,252)		GSI
Weatherford International Ltd.	06/20/29	5.000%(Q)	920	(177,632)		(160,228)		(17,404)		GSI
				$(3,690,212)		$(3,269,336)		$(420,876)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	06/20/24	1.000%(Q)	4,310	0.419%	$10,109	$310	$9,799	GSI
General Motors Co.	06/20/26	5.000%(Q)	2,390	0.308%	244,004	191,299	52,705	GSI
Halliburton Co.	12/20/26	1.000%(Q)	2,770	0.222%	57,607	13,561	44,046	GSI
Host Hotels & Resorts LP	06/20/24	1.000%(Q)	1,460	0.185%	3,613	295	3,318	GSI
Petroleos Mexicanos	06/20/24	1.000%(Q)	2,340	1.024%	4,711	(2,291)	7,002	BARC
Petroleos Mexicanos	12/20/24	1.000%(Q)	180	1.381%	(12)	(1,880)	1,868	CITI
Simon Property Group LP	06/20/26	1.000%(Q)	3,820	0.272%	62,238	18,211	44,027	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)	5,130	0.347%	76,011	44,169	31,842	GSI
					$458,281	$263,674	$194,607

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at May 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	96,550	$(2,138,219)	$(2,360,994)	$(222,775)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Credit default swap agreements outstanding at May 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2024(4)	Value at Trade Date	Value at May 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.42.V1	06/20/34	1.000%(Q)	28,750	0.903%	$207,086	$273,420	$66,334
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at May 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	916	05/08/25	1.000%(A)	1 Day SONIA(1)(A)/ 5.200%	$(60,427)	$45,719	$106,146
GBP	8,995	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.200%	(211,718)	807,879	1,019,597
GBP	6,015	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 5.200%	124,739	730,776	606,037
GBP	2,730	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 5.200%	(85,007)	477,002	562,009
GBP	422	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.200%	(18,372)	93,619	111,991
GBP	340	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 5.200%	(18,242)	83,957	102,199
GBP	155	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 5.200%	(4,127)	45,226	49,353
	135,695	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.340%	—	(102,084)	(102,084)
	16,748	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(62,597)	(62,597)
	21,412	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(45,087)	(45,087)
	46,221	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(106,918)	(106,918)
	132,290	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 5.340%	—	(134,685)	(134,685)
	62,470	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.340%	—	524,041	524,041
	67,775	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 5.340%	—	205,378	205,378
	11,000	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.340%	2,035	59,833	57,798
	28,000	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 5.340%	(20,800)	(58,446)	(37,646)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Interest rate swap agreements outstanding at May 31, 2024 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
15,700	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 5.340%	$10,037	$37,653	$27,616
1,640	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.340%	748,606	728,776	(19,830)
				$466,724	$3,330,042	$2,863,318

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
3,600	09/22/28	3.290%(S)	1 Week MUNIPSA(1)(Q)/ 3.360%	$(2,002)	$—	$(2,002)	JPM

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at May 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.340%	BNP	06/20/24	(42,600)	$(956,236)	$—	$(956,236)
ICE Bank of America 1-10 Year US Municipal Securities Index(T)	1 Day SOFR -245bps(T)/ 2.890%	DB	09/21/24	10,000	1,576	—	1,576
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 4.930%	GSI	09/20/24	(4,153)	153,619	—	153,619
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/ 5.550%	BOA	08/21/24	17,370	(687,348)	—	(687,348)
					$(1,488,389)	$—	$(1,488,389)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).